Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets

8. Other Non-Current Assets

The following is a summary of other non-current assets:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Rental deposits	1,441	9,203	1,462
Non-current portion of prepayment to suppliers and other business related expenses	1,042	2,925	465

Total	2,483	12,128	1,927